Derivative Financial Instruments - Schedule of Notional Amount and Fair Value Derivative Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Asset derivatives, notional amount	$ 615,190	$ 666,609
Liability derivatives, notional amount	77,115	111,949
Total asset derivatives	1,848	5,550
Liability derivatives not designated as hedging instruments	678	561
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Liability derivatives, notional amount	0	48,949
Liability derivatives not designated as hedging instruments	0	348
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Asset derivatives, notional amount	512,032	555,073
Asset derivatives not designated as hedging instruments	611	4,038
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Asset derivatives, notional amount	103,158	111,536
Liability derivatives, notional amount	77,115	111,949
Asset derivatives not designated as hedging instruments	1,237	1,512
Liability derivatives not designated as hedging instruments	678	561
Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Asset derivatives, notional amount	12,032	55,073
Asset derivatives designated as hedging instruments	611	4,038
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Asset derivatives, notional amount	500,000	500,000
Asset derivatives designated as hedging instruments	0	0
Other Assets [Member] | Not Designated as Hedging Instrument [Member] | TBA Mortgage Backed Securities [Member]
Derivative [Line Items]
Asset derivatives, notional amount	0	22,649
Asset derivatives not designated as hedging instruments	0	146
Other Assets [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Asset derivatives, notional amount	99,278	73,412
Asset derivatives not designated as hedging instruments	1,144	1,146
Other Liabilities [Member] | TBA Mortgage Backed Securities [Member]
Derivative [Line Items]
Liability derivatives not designated as hedging instruments	678	213
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member] | TBA Mortgage Backed Securities [Member]
Derivative [Line Items]
Liability derivatives, notional amount	77,115	63,000
Interest Rate Swap Contracts [Member] | Other Assets [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member] | Hedged Commercial Loans [Member]
Derivative [Line Items]
Asset derivatives, notional amount	12,032	55,073
Asset derivatives designated as hedging instruments	611	4,038
Interest Rate Swap Contracts [Member] | Other Assets [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Hedged Commercial Loans Federal Home Loan Bank [Member]
Derivative [Line Items]
Asset derivatives, notional amount	500,000	500,000
Asset derivatives designated as hedging instruments	0	0
Forward Loan Sale Commitments [Member]
Derivative [Line Items]
Liability derivatives, notional amount	0	0
Liability derivatives not designated as hedging instruments	0	0
Forward Loan Sale Commitments [Member] | Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Asset derivatives, notional amount	3,880	15,475
Asset derivatives not designated as hedging instruments	$ 93	$ 220